LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES
NOTE 4 - LEASES

The Company leases vehicles and offices under various operating lease agreements.

At June 30, 2022, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $1,100 and $1,001, respectively.

Supplemental cash flow information related to operating leases was as follows:

Six months ended June 30, 2022
Cash payments for operating leases	$203

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of June 30, 2022, the Company’s operating leases had a weighted average remaining lease term of 3.7 years and a weighted average borrowing rate of 4.1%. Future lease payments under operating leases as of June 30, 2022 were as follows:

Operating
Leases
Second half of 2022	$175
2023	$324
2024 and after	$623
Total future lease payments	$1,122
Less imputed interest	(121)
Total lease liability balance	$1,001